FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of carrying value and fair value of long-term debt and derivative financial instruments

The carrying value and fair value of long-term debt and derivative financial instruments as of December 31, 2025 and 2024 are as follows:

	2025		2024
	Carrying	Fair	Carrying	Fair
Asset (liability)	value	value	value	value
Long-term debt[1]	$(6,824.3)	$(6,849.3)	$(7,619.7)	$(7,540.0)
Derivative financial instruments[2]
Foreign exchange forward contracts	(1.5)	(1.5)	6.9	6.9
Interest rate swaps	(7.2)	(7.2)	(7.2)	(7.2)
Cross-currency swaps	33.0	33.0	141.5	141.5
1	The carrying value of long-term debt excludes financing costs.
2	The net fair value of derivative financial instruments designated as cash flow hedges is an asset position of $24.3 million as of December 31, 2025 ($141.2 million in 2024).

Schedule of changes to the provision for expected credit losses

The following table shows changes to the provision for expected credit losses for the years ended December 31, 2025 and 2024:

	2025	2024
Balance at beginning of year	$39.7	$58.6
Changes in expected credit losses charged to income	49.9	49.5
Write-off	(46.7)	(68.4)
Balance at end of year	$42.9	$39.7

Schedule of maturities of financial instruments

As of December 31, 2025, material contractual obligations related to financial instruments included capital repayment and interest on long-term debt and on lease liabilities and obligations related to derivative financial instruments, less estimated future receipts on derivative financial instruments. These obligations and their maturities are as follows:

		Less than			5 years
	Total	1 year	1-3 years	3-5 years	or more
Accounts payable and accrued charges	$940.5	$940.5	$—	$—	$—
Long-term debt[1]	6,824.3	491.6	1,438.2	2,086.0	2,808.5
Interest payments on long-term debt[2]	1,383.8	199.9	477.6	329.5	376.8
Lease liabilities	373.3	110.3	169.0	70.3	23.7
Interest payments on lease liabilities	39.6	15.6	16.8	4.9	2.3
Derivative financial instruments[3]	(48.3)	20.1	—	(80.7)	12.3
Total	$9,513.2	$1,778.0	$2,101.6	$2,410.0	$3,223.6
1	The carrying value of long-term debt excludes financing costs.
2	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2025.
3	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging on the principal of U.S.-dollar-denominated debt.

Schedule of estimated sensitivity on other comprehensive income, before income tax

The estimated sensitivity on other comprehensive income, before income taxes, of a variance of $0.10 in the year-end exchange rate of CAN dollars per one U.S. dollar used to calculate the fair value of financial instruments as of December 31, 2025 is as follows:

Other
comprehensive
Increase (decrease)	income
Increase of $0.10	$13.6
Decrease of $0.10	(13.6)

Schedule of capital structure

	2025	2024
Bank indebtedness	$—	$3.0
Long-term debt	6,793.1	7,582.3
Lease liabilities	373.3	378.5
Derivative financial instruments	(24.3)	(141.2)
Cash and cash equivalents	(128.0)	(39.9)
Promissory notes from the parent corporation	(996.0)	(996.0)
Net liabilities	6,018.1	6,786.7
Equity	$827.5	$339.0

Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of derivative financial instruments

	CAN dollar
	average
	exchange rate
	per one U.S.	Notional	Notional
Maturity	dollar	amount sold	amount bought
Less than 1 year	1.3773	$138.4	US$	100.5

Interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of derivative financial instruments

Maturity	Notional amount	Pay/receive	Fixed rate	Floating rate
2027	$700.0	Pay fixed/ receive floating	3.213%	Daily Compounded CORRA

Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of derivative financial instruments

Hedged item	Hedging instrument
					CAN dollar
				Annual interest	exchange rate on
				rate on notional	interest and
	Period	Notional		amount in	capital payments
	covered	amount		CAN dollars	per one U.S. dollar
Term credit facility	1 month period	US$	859.7	Daily Compounded CORRA +1.037%	1.3958
3.625% Senior Notes due 2029	2021 to 2029	US$	500.0	4.04%	1.2109
5.700% Senior Notes due 2035	2024 to 2035	US$	700.0	5.10%	1.3900